Accounts Receivable, Net - Schedule of Changes of Allowance for Credit Loss for Accounts Receivable (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Changes of Allowance for Credit Loss for Accounts Receivable [Line Items]
Beginning balance	$ 221,032	$ 122,510
Allowance For Doubtful Additions		105,212
Reversal	(16,623)
Exchange rate difference	10,852	(6,690)
Ending balance	$ 215,261	$ 221,032